UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/31/25

Item 1. Reports to Stockholders.

(a)

Acclivity Mid Cap Multi-Style Fund

Class I (AXMIX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$4,073,544
Number of Portfolio Holdings	302
Advisory Fee (net of waivers)	$0
Portfolio Turnover	68%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.7%
Common Stocks	81.1%
Money Market Funds	1.2%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-22.4%
Real Estate	1.0%
Energy	4.1%
Communications	4.2%
Materials	4.3%
Utilities	7.5%
Consumer Staples	7.6%
Consumer Discretionary	10.8%
Health Care	11.2%
Industrials	11.6%
Technology	16.3%
Financials	20.7%
Money Market Funds	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	21.6%
First American Treasury Obligations Fund, Class X	1.5%
Trade Desk, Inc. (The), Class A	1.0%
Hartford Insurance Group, Inc. (The)	1.0%
W R Berkley Corporation	0.9%
Loews Corporation	0.9%
M&T Bank Corporation	0.9%
Synchrony Financial	0.9%
NRG Energy, Inc.	0.9%
Cincinnati Financial Corporation	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Acclivity Mid Cap Multi-Style Fund - Class I (AXMIX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-AXMIX

Acclivity Mid Cap Multi-Style Fund

Class N (AXMNX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$34	0.69%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$4,073,544
Number of Portfolio Holdings	302
Advisory Fee (net of waivers)	$0
Portfolio Turnover	68%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.7%
Common Stocks	81.1%
Money Market Funds	1.2%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-22.4%
Real Estate	1.0%
Energy	4.1%
Communications	4.2%
Materials	4.3%
Utilities	7.5%
Consumer Staples	7.6%
Consumer Discretionary	10.8%
Health Care	11.2%
Industrials	11.6%
Technology	16.3%
Financials	20.7%
Money Market Funds	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	21.6%
First American Treasury Obligations Fund, Class X	1.5%
Trade Desk, Inc. (The), Class A	1.0%
Hartford Insurance Group, Inc. (The)	1.0%
W R Berkley Corporation	0.9%
Loews Corporation	0.9%
M&T Bank Corporation	0.9%
Synchrony Financial	0.9%
NRG Energy, Inc.	0.9%
Cincinnati Financial Corporation	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Acclivity Mid Cap Multi-Style Fund - Class N (AXMNX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-AXMNX

Acclivity Small Cap Value Fund

Class I (AXVIX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.48%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$30,679,768
Number of Portfolio Holdings	528
Advisory Fee (net of waivers)	$0
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.6%
Common Stocks	83.0%
Money Market Funds	0.4%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.9%
Real Estate	0.8%
Consumer Staples	3.7%
Materials	4.8%
Communications	6.4%
Health Care	6.1%
Technology	8.8%
Energy	9.6%
Industrials	11.4%
Consumer Discretionary	19.2%
Money Market Funds	20.4%
Financials	28.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.9%
Jackson Financial, Inc., Class A	1.1%
Radian Group, Inc.	1.0%
Kyndryl Holdings, Inc.	1.0%
Sirius XM Holdings, Inc.	1.0%
MGIC Investment Corporation	1.0%
Lincoln National Corporation	1.0%
EchoStar Corporation, Class A	1.0%
Taylor Morrison Home Corporation	1.0%
Axis Capital Holdings LTD.	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Acclivity Small Cap Value Fund - Class I (AXVIX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-AXVIX

Acclivity Small Cap Value Fund

Class N (AXVNX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$35	0.73%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$30,679,768
Number of Portfolio Holdings	528
Advisory Fee (net of waivers)	$0
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.6%
Common Stocks	83.0%
Money Market Funds	0.4%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.9%
Real Estate	0.8%
Consumer Staples	3.7%
Materials	4.8%
Communications	6.4%
Health Care	6.1%
Technology	8.8%
Energy	9.6%
Industrials	11.4%
Consumer Discretionary	19.2%
Money Market Funds	20.4%
Financials	28.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.9%
Jackson Financial, Inc., Class A	1.1%
Radian Group, Inc.	1.0%
Kyndryl Holdings, Inc.	1.0%
Sirius XM Holdings, Inc.	1.0%
MGIC Investment Corporation	1.0%
Lincoln National Corporation	1.0%
EchoStar Corporation, Class A	1.0%
Taylor Morrison Home Corporation	1.0%
Axis Capital Holdings LTD.	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Acclivity Small Cap Value Fund - Class N (AXVNX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-AXVNX

Dynamic International Opportunity Fund

Class I (ICCIX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.24%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$57,592,648
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$211,673
Portfolio Turnover	83%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.5%
Exchange-Traded Funds	71.4%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.7%
Money Market Funds	38.2%
Equity	95.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	34.1%
Franklin FTSE Japan ETF	12.3%
Franklin FTSE United Kingdom ETF	7.7%
Franklin FTSE Germany ETF	7.0%
iShares MSCI France ETF	6.3%
Franklin FTSE Canada ETF	5.2%
Franklin FTSE India ETF	4.7%
Franklin FTSE China ETF	4.6%
Franklin FTSE Switzerland ETF	4.3%
iShares MSCI Italy ETF	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Dynamic International Opportunity Fund - Class I (ICCIX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ICCIX

Dynamic International Opportunity Fund

Class N (ICCNX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.49%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$57,592,648
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$211,673
Portfolio Turnover	83%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.5%
Exchange-Traded Funds	71.4%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.7%
Money Market Funds	38.2%
Equity	95.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	34.1%
Franklin FTSE Japan ETF	12.3%
Franklin FTSE United Kingdom ETF	7.7%
Franklin FTSE Germany ETF	7.0%
iShares MSCI France ETF	6.3%
Franklin FTSE Canada ETF	5.2%
Franklin FTSE India ETF	4.7%
Franklin FTSE China ETF	4.6%
Franklin FTSE Switzerland ETF	4.3%
iShares MSCI Italy ETF	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Dynamic International Opportunity Fund - Class N (ICCNX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ICCNX

Dynamic U.S. Opportunity Fund

Class I (ICSIX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.24%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$106,847,922
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$466,608
Portfolio Turnover	225%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	20.5%
Exchange-Traded Funds	76.2%
Money Market Funds	3.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.9%
Fixed Income	0.3%
Money Market Funds	29.9%
Equity	95.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	25.8%
Technology Select Sector SPDR Fund	23.1%
Financial Select Sector SPDR ETF	21.2%
Communication Services Select Sector SPDR Fund	11.8%
Health Care Select Sector SPDR Fund	9.1%
Consumer Discretionary Select Sector SPDR Fund	7.1%
Consumer Staples Select Sector SPDR Fund	4.9%
Industrial Select Sector SPDR Fund	4.6%
Vanguard Information Technology ETF	4.6%
First American Treasury Obligations Fund, Class X	4.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Dynamic U.S. Opportunity Fund - Class I (ICSIX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ICSIX

Dynamic U.S. Opportunity Fund

Class N (ICSNX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	1.49%Footnote Reference*

* Annualized

What did the Fund invest in?

Fund Statistics

Net Assets	$106,847,922
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$466,608
Portfolio Turnover	225%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	20.5%
Exchange-Traded Funds	76.2%
Money Market Funds	3.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.9%
Fixed Income	0.3%
Money Market Funds	29.9%
Equity	95.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	25.8%
Technology Select Sector SPDR Fund	23.1%
Financial Select Sector SPDR ETF	21.2%
Communication Services Select Sector SPDR Fund	11.8%
Health Care Select Sector SPDR Fund	9.1%
Consumer Discretionary Select Sector SPDR Fund	7.1%
Consumer Staples Select Sector SPDR Fund	4.9%
Industrial Select Sector SPDR Fund	4.6%
Vanguard Information Technology ETF	4.6%
First American Treasury Obligations Fund, Class X	4.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Dynamic U.S. Opportunity Fund - Class N (ICSNX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.innealtafunds.com/#front-page-3), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ICSNX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Acclivity Mid Cap Multi-Style Fund
Acclivity Small Cap Value Fund
Dynamic International Opportunity Fund
Dynamic U.S. Opportunity Fund

Semi-Annual Financial Statements and Additional Information
June 30, 2025

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 1.4%
85	Interpublic Group of Companies, Inc. (The)	$2,081
160	Omnicom Group, Inc. (c)	11,510
581	Trade Desk, Inc. (The), Class A(a)	41,826
		55,417
	AEROSPACE & DEFENSE - 1.0%
101	Rocket Lab Corporation(a),(c)	3,613
45	Teledyne Technologies, Inc.(a)	23,054
101	Textron, Inc.	8,109
18	Woodward, Inc.	4,412
		39,188
	APPAREL & TEXTILE PRODUCTS - 1.3%
139	Deckers Outdoor Corporation(a)	14,327
67	Ralph Lauren Corporation	18,377
223	Tapestry, Inc.	19,581
		52,285
	ASSET MANAGEMENT - 2.4%
319	Carlyle Group, Inc. (The) (c)	16,397
67	Franklin Resources, Inc.	1,598
86	LPL Financial Holdings, Inc.	32,247
167	Raymond James Financial, Inc.	25,613
35	Stifel Financial Corporation	3,632
197	T Rowe Price Group, Inc.	19,011
		98,498
	AUTOMOTIVE - 0.3%
289	Aurora Innovation, Inc.(a),(c)	1,514
778	Rivian Automotive, Inc., Class A(a),(c)	10,690
		12,204
	BANKING - 3.6%
461	Citizens Financial Group, Inc.	20,630
103	East West Bancorp, Inc. (c)	10,401
499	Fifth Third Bancorp(c)	20,524
125	First Horizon Corporation	2,650
908	Huntington Bancshares, Inc.	15,218
904	KeyCorporation	15,748

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 3.6% (Continued)
185	M&T Bank Corporation	$35,888
1,053	Regions Financial Corporation	24,766
13	SouthState Corporation	1,196
		147,021
	BEVERAGES - 1.1%
324	Brown-Forman Corporation, Class B(c)	8,719
91	Celsius Holdings, Inc.(a),(c)	4,222
105	Coca-Cola Consolidated, Inc.	11,723
83	Constellation Brands, Inc., Class A(c)	13,502
136	Molson Coors Beverage Company, Class B(c)	6,540
		44,706
	BIOTECH & PHARMA - 3.1%
76	Alnylam Pharmaceuticals, Inc.(a)	24,783
202	Biogen, Inc.(a)	25,369
170	BioMarin Pharmaceutical, Inc.(a)	9,345
323	Exelixis, Inc.(a)	14,236
246	Incyte Corporation(a)	16,753
38	Insmed, Inc.(a)	3,824
209	Moderna, Inc.(a)	5,766
106	Neurocrine Biosciences, Inc.(a)	13,323
50	United Therapeutics Corporation(a)	14,368
		127,767
	CABLE & SATELLITE - 0.4%
147	Liberty Broadband Corporation, Class C(a)	14,462

	CHEMICALS - 1.0%
78	Avery Dennison Corporation	13,687
125	CF Industries Holdings, Inc.	11,500
27	Eastman Chemical Company	2,016
137	International Flavors & Fragrances, Inc.	10,076
118	Mosaic Company (The)	4,305
		41,584
	COMMERCIAL SUPPORT SERVICES - 0.7%
100	Aramark	4,187

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
21	Clean Harbors, Inc.(a)	$4,855
334	Rollins, Inc.	18,844
		27,886
	CONSTRUCTION MATERIALS - 1.1%
45	Carlisle Companies, Inc.	16,803
28	Martin Marietta Materials, Inc.	15,371
91	Owens Corning	12,514
6	Vulcan Materials Company	1,565
		46,253
	CONSUMER SERVICES - 0.3%
143	Service Corporation International(c)	11,640

	CONTAINERS & PACKAGING - 1.1%
192	Ball Corporation	10,769
126	Crown Holdings, Inc.	12,976
363	International Paper Company	16,999
15	Packaging Corporation of America	2,827
		43,571
	DIVERSIFIED INDUSTRIALS - 0.2%
41	Dover Corporation	7,512

	E-COMMERCE DISCRETIONARY - 0.6%
350	eBay, Inc.	26,061

	ELECTRIC UTILITIES - 6.0%
154	Alliant Energy Corporation	9,312
245	Ameren Corporation	23,530
576	CenterPoint Energy, Inc. (c)	21,162
264	CMS Energy Corporation(c)	18,290
308	Consolidated Edison, Inc. (c)	30,908
216	DTE Energy Company	28,611
239	Entergy Corporation	19,866
204	Evergy, Inc.	14,062
60	FirstEnergy Corporation	2,415

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRIC UTILITIES - 6.0% (Continued)
220	NRG Energy, Inc.	$35,328
20	Pinnacle West Capital Corporation	1,789
601	PPL Corporation	20,368
169	WEC Energy Group, Inc.	17,610
		243,251
	ELECTRICAL EQUIPMENT - 2.7%
62	A O Smith Corporation	4,065
20	Acuity, Inc.	5,967
73	API Group Corporation(a),(c)	3,727
40	Hubbell, Inc.	16,336
129	Keysight Technologies, Inc.(a)	21,138
31	Lennox International, Inc. (c)	17,770
34	Rockwell Automation, Inc.	11,294
170	Trimble, Inc.(a),(c)	12,917
147	Vertiv Holdings Company	18,876
		112,090
	ENGINEERING & CONSTRUCTION - 1.4%
84	AECOM	9,480
33	Comfort Systems USA, Inc.	17,695
39	EMCOR Group, Inc.	20,861
13	Jacobs Solutions, Inc.	1,709
30	MasTec, Inc.(a)	5,113
12	TopBuild Corporation(a),(c)	3,885
		58,743
	FOOD - 2.2%
357	Conagra Brands, Inc. (c)	7,308
51	Hershey Company (The) (c)	8,464
378	Hormel Foods Corporation	11,435
26	Ingredion, Inc.	3,526
76	J M Smucker Company (The) (c)	7,463
259	Kellanova	20,598
73	McCormick & Company, Inc.	5,535
128	Pilgrim’s Pride Corporation	5,757
132	The Campbell’s Company(c)	4,046

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	FOOD - 2.2% (Continued)
315	Tyson Foods, Inc., Class A	$17,621
		91,753
	GAS & WATER UTILITIES - 1.5%
136	American Water Works Company, Inc.	18,919
141	Atmos Energy Corporation	21,729
70	Essential Utilities, Inc.	2,600
459	NiSource, Inc. (c)	18,516
		61,764
	HEALTH CARE FACILITIES & SERVICES - 3.8%
240	Centene Corporation(a)	13,027
5	Chemed Corporation	2,435
16	DaVita, Inc.(a),(c)	2,279
117	Encompass Health Corporation	14,348
140	Humana, Inc.	34,227
73	IQVIA Holdings, Inc.(a)	11,504
45	Labcorp Holdings, Inc.	11,813
13	Medpace Holdings, Inc.(a),(c)	4,080
50	Molina Healthcare, Inc.(a)	14,895
77	Quest Diagnostics, Inc. (c)	13,831
48	Tenet Healthcare Corporation(a)	8,448
125	Universal Health Services, Inc., Class B	22,644
		153,531
	HOME & OFFICE PRODUCTS - 0.2%
146	Somnigroup International, Inc.	9,935

	HOME CONSTRUCTION - 1.3%
136	Lennar Corporation, Class A(c)	15,043
279	PulteGroup, Inc.	29,423
89	Toll Brothers, Inc.	10,158
		54,624
	HOUSEHOLD PRODUCTS - 0.8%
104	Clorox Company (The)	12,487
237	Estee Lauder Companies, Inc. (The), Class A(c)	19,150
		31,637

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
21	RBC Bearings, Inc.(a)	$8,081

	INDUSTRIAL SUPPORT SERVICES - 0.2%
131	Core & Main, Inc., Class A(a)	7,906
5	Watsco, Inc. (c)	2,208
		10,114
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
27	Houlihan Lokey, Inc.	4,859
184	Interactive Brokers Group, Inc., Class A	10,195
242	Jefferies Financial Group, Inc.	13,235
146	Northern Trust Corporation(c)	18,511
111	SEI Investments Company	9,975
180	State Street Corporation	19,141
58	Tradeweb Markets, Inc., Class A(c)	8,491
		84,407
	INSURANCE - 10.8%
149	American Financial Group, Inc.	18,805
243	Arch Capital Group Ltd.	22,125
99	Assurant, Inc.	19,552
205	Brown & Brown, Inc.	22,728
235	Cincinnati Financial Corporation	34,996
304	Equitable Holdings, Inc.	17,054
31	Everest Group Ltd.	10,535
136	Globe Life, Inc.	16,903
311	Hartford Insurance Group, Inc. (The)	39,457
31	Kinsale Capital Group, Inc.	15,001
407	Loews Corporation	37,306
16	Markel Group, Inc.(a)	31,958
137	Old Republic International Corporation	5,266
31	Primerica, Inc.	8,484
434	Principal Financial Group, Inc.	34,473
97	Reinsurance Group of America, Inc.	19,241
36	RenaissanceRe Holdings Ltd.	8,744
313	Unum Group	25,278

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 10.8% (Continued)
525	W R Berkley Corporation	$38,572
42	Willis Towers Watson PLC	12,873
		439,351
	INTERNET MEDIA & SERVICES - 1.8%
127	Expedia Group, Inc. (c)	21,422
140	GoDaddy, Inc., Class A(a)	25,209
71	Pinterest, Inc., Class A(a)	2,546
17	Roku, Inc.(a)	1,494
1,411	Snap, Inc., Class A(a),(c)	12,262
142	Zillow Group, Inc., Class C(a)	9,947
		72,880
	LEISURE FACILITIES & SERVICES - 2.4%
577	Carnival Corporation(a)	16,225
116	Darden Restaurants, Inc.	25,284
621	Las Vegas Sands Corporation	27,020
114	Live Nation Entertainment, Inc.(a),(c)	17,246
66	Texas Roadhouse, Inc.	12,369
		98,144
	MACHINERY - 1.4%
19	IDEX Corporation	3,336
105	Ingersoll Rand, Inc. (c)	8,734
47	Lincoln Electric Holdings, Inc.	9,744
67	Snap-on, Inc.	20,849
90	Stanley Black & Decker, Inc. (c)	6,097
63	Xylem, Inc.	8,150
		56,910
	MEDICAL EQUIPMENT & DEVICES - 4.3%
44	Align Technology, Inc.(a)	8,330
83	Avantor, Inc.(a)	1,117
246	Baxter International, Inc. (c)	7,449
150	Cooper Companies, Inc. (The)(a)	10,674
280	DexCom, Inc.(a)	24,441
29	Globus Medical, Inc., Class A(a)	1,711
168	Hologic, Inc.(a)	10,947

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
14	IDEXX Laboratories, Inc.(a)	$7,509
146	Illumina, Inc.(a)	13,930
59	Insulet Corporation(a)	18,537
37	Natera, Inc.(a)	6,251
12	Penumbra, Inc.(a),(c)	3,079
82	ResMed, Inc. (c)	21,156
114	Revvity, Inc. (c)	11,026
27	STERIS PLC	6,486
65	Waters Corporation(a)	22,688
		175,331
	METALS & MINING - 0.1%
16	Royal Gold, Inc.	2,845

	OIL & GAS PRODUCERS - 3.1%
252	Antero Resources Corporation(a)	10,151
621	Coterra Energy, Inc.	15,761
571	Devon Energy Corporation	18,163
63	DT Midstream, Inc. (c)	6,924
285	EQT Corporation	16,621
174	Expand Energy Corporation(c)	20,348
12	Murphy USA, Inc.	4,882
226	Ovintiv, Inc.	8,599
63	Range Resources Corporation	2,562
134	Targa Resources Corporation	23,327
		127,338
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
339	Baker Hughes Company	12,997
768	Halliburton Company	15,652
		28,649
	PUBLISHING & BROADCASTING - 0.7%
898	News Corporation, Class A	26,689

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	REAL ESTATE SERVICES - 0.6%
104	Jones Lang LaSalle, Inc.(a)	$26,601

	REIT - 0.4%
15	Texas Pacific Land Corporation(c)	15,846

	RENEWABLE ENERGY - 0.3%
69	First Solar, Inc.(a),(c)	11,422

	RETAIL - CONSUMER STAPLES - 2.1%
91	BJ’s Wholesale Club Holdings, Inc.(a),(c)	9,813
52	Casey’s General Stores, Inc.	26,534
140	Dollar General Corporation	16,013
208	Dollar Tree, Inc.(a)	20,600
68	Sprouts Farmers Market, Inc.(a),(c)	11,196
		84,156
	RETAIL - DISCRETIONARY - 4.3%
247	Best Buy Company, Inc.	16,581
60	Builders FirstSource, Inc.(a),(c)	7,001
76	Burlington Stores, Inc.(a),(c)	17,681
37	Carvana Company(a)	12,468
55	Dick’s Sporting Goods, Inc.(c)	10,880
38	Ferguson Enterprises, Inc.	8,274
191	GameStop Corporation, Class A(a)	4,658
68	Genuine Parts Company	8,249
67	Lululemon Athletica, Inc.(a)	15,918
493	Tractor Supply Company	26,016
57	Ulta Beauty, Inc.(a),(c)	26,666
122	Williams-Sonoma, Inc.	19,931
		174,323
	SEMICONDUCTORS - 1.3%
66	Coherent Corporation(a)	5,888
77	Entegris, Inc. (c)	6,210
23	Monolithic Power Systems, Inc.	16,822
235	ON Semiconductor Corporation(a)	12,316

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 1.3% (Continued)
26	Sandisk Corporation(a)	$1,179
124	Teradyne, Inc.	11,150
		53,565
	SOFTWARE - 5.3%
119	Akamai Technologies, Inc.(a)	9,491
14	ANSYS, Inc.(a)	4,917
109	Bentley Systems, Inc., Class B	5,883
61	Datadog, Inc., Class A(a)	8,194
152	DocuSign, Inc.(a)	11,839
72	Doximity, Inc., Class A(a)	4,416
34	Duolingo, Inc.(a),(c)	13,941
611	Gen Digital, Inc.	17,963
19	Guidewire Software, Inc.(a),(c)	4,474
33	HubSpot, Inc.(a)	18,369
40	IonQ, Inc.(a)	1,719
60	Manhattan Associates, Inc.(a)	11,848
41	Nutanix, Inc., Class A(a)	3,134
110	Okta, Inc.(a)	10,997
63	Paycom Software, Inc.	14,578
41	Paylocity Holding Corporation(a),(c)	7,429
59	PTC, Inc.(a)	10,168
185	SS&C Technologies Holdings, Inc.	15,318
135	Twilio, Inc., Class A(a)	16,789
3	Tyler Technologies, Inc.(a)	1,778
210	Zoom Video Communications, Inc.(a)	16,376
16	Zscaler, Inc.(a)	5,023
		214,644
	SPECIALTY FINANCE - 1.8%
449	Fidelity National Financial, Inc.	25,171
759	SoFi Technologies, Inc.(a),(c)	13,822
530	Synchrony Financial	35,372
		74,365
	STEEL - 1.0%
13	Carpenter Technology Corporation	3,593

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	STEEL - 1.0% (Continued)
79	Nucor Corporation	$10,234
39	Reliance, Inc.	12,242
112	Steel Dynamics, Inc. (c)	14,337
		40,406
	TECHNOLOGY HARDWARE - 4.8%
56	Ciena Corporation(a),(c)	4,554
52	Credo Technology Group Holding Ltd.(a)	4,815
65	F5, Inc.(a)	19,131
1,455	Hewlett Packard Enterprise Company	29,755
106	Jabil, Inc. (c)	23,119
423	Juniper Networks, Inc.	16,890
204	NetApp, Inc.	21,736
323	Pure Storage, Inc., Class A(a),(c)	18,598
198	Super Micro Computer, Inc.(a)	9,704
40	TD SYNNEX Corporation(c)	5,428
381	Western Digital Corporation(a)(c)	24,380
55	Zebra Technologies Corporation, Class A(a),(c)	16,960
		195,070
	TECHNOLOGY SERVICES - 4.9%
48	Affirm Holdings, Inc., Class A(a)	3,319
4	Amentum Holdings, Inc.(a)	86
323	Block, Inc.(a)	21,941
134	Booz Allen Hamilton Holding Corporation(c)	13,953
21	Broadridge Financial Solutions, Inc.	5,104
10	CACI International, Inc., Class A(a),(c)	4,767
50	CDW Corporation	8,929
158	Cognizant Technology Solutions Corporation, Class A	12,329
74	Corpay, Inc.(a)	24,555
95	CoStar Group, Inc.(a),(c)	7,638
10	EPAM Systems, Inc.(a)	1,768
44	Equifax, Inc.	11,412
27	FactSet Research Systems, Inc.	12,077
27	Gartner, Inc.(a)	10,914
28	Global Payments, Inc.	2,241

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 4.9% (Continued)
57	Jack Henry & Associates, Inc. (c)	$10,270
105	Leidos Holdings, Inc.	16,565
33	Morningstar, Inc.	10,360
308	Toast, Inc., Class A(a)	13,641
99	TransUnion	8,712
		200,581
	TRANSPORTATION & LOGISTICS - 3.4%
89	CH Robinson Worldwide, Inc.	8,540
662	Delta Air Lines, Inc.	32,557
148	Expeditors International of Washington, Inc.	16,909
81	JB Hunt Transport Services, Inc.	11,632
45	Old Dominion Freight Line, Inc.	7,303
864	Southwest Airlines Company(c)	28,028
411	United Airlines Holdings, Inc.(a),(c)	32,728
		137,697
	TRANSPORTATION EQUIPMENT - 0.3%
60	Westinghouse Air Brake Technologies Corporation	12,561

	WHOLESALE - CONSUMER STAPLES - 1.4%
474	Archer-Daniels-Midland Company	25,018
235	Performance Food Group Company(a)	20,555
171	US Foods Holding Corporation(a)	13,169
		58,742
	WHOLESALE - DISCRETIONARY - 0.1%
36	LKQ Corporation	1,332
5	Pool Corporation	1,458
		2,790

	TOTAL COMMON STOCKS (Cost $3,520,325)	4,046,891

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	RIGHTS — 0.0%(d)
	BIOTECH & PHARMA - 0.0%(d)
1	Bristol-Myers Squibb Company(a),(e)	$3

	MEDICAL EQUIPMENT & DEVICES - 0.0%(d)
7	ABIOMED, Inc. - CVR(a),(e)	7

	TOTAL RIGHTS (Cost $8)	10

	SHORT-TERM INVESTMENTS — 23.1%
	COLLATERAL FOR SECURITIES LOANED - 21.6%
880,500	Mount Vernon Liquid Assets Portfolio, 4.46%(b)(f)	880,500

	MONEY MARKET FUNDS - 1.5%
60,545	First American Treasury Obligations Fund, Class X, 4.24%(b)	60,545

	TOTAL SHORT-TERM INVESTMENTS (Cost $941,045)	941,045

	TOTAL INVESTMENTS - 122.4% (Cost $4,461,378)	$4,987,946
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.4)%	(914,402)
	NET ASSETS - 100.0%	$4,073,544

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $865,232.

(d)	Amount represents less than 0.05%.

(e)	Fair value was determined using significant unobservable inputs.

(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2025 is $880,500.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 0.2%
94	Huntington Ingalls Industries, Inc.	$22,697
343	Mercury Systems, Inc.(a)	18,474
207	National Presto Industries, Inc.	20,278
		61,449
	APPAREL & TEXTILE PRODUCTS - 0.7%
1,066	Movado Group, Inc.	16,257
1,499	PVH Corporation(c)	102,831
509	Skechers USA, Inc., Class A(a)	32,118
149	Tandy Leather Factory, Inc.	462
6,955	Under Armour, Inc., Class A(a),(c)	47,503
784	Weyco Group, Inc.	25,997
		225,168
	ASSET MANAGEMENT - 1.1%
376	Affiliated Managers Group, Inc.	73,986
3,116	Cannae Holdings, Inc.	64,969
4,275	Compass Diversified Holdings	26,847
1,097	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	29,465
39	Hennessy Advisors, Inc.	492
2,600	Medallion Financial Corporation	24,778
1,540	ODP Corporation (The)(a)	27,920
1,107	Oppenheimer Holdings, Inc., Class A	72,807
136	Virtus Investment Partners, Inc.	24,670
		345,934
	AUTOMOTIVE - 2.4%
4,549	American Axle & Manufacturing Holdings, Inc.(a)	18,560
7,394	BorgWarner, Inc.	247,551
1,416	Dana, Inc.	24,284
1,213	Gentex Corporation	26,674
783	Gentherm, Inc.(a)	22,151
6,492	Goodyear Tire & Rubber Company (The)(a)	67,322
1,266	Harley-Davidson, Inc.	29,878
8,123	Holley, Inc.(a)	16,246
1,748	Lear Corporation	166,025
9,635	Microvast Holdings, Inc.(a)	34,975

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	AUTOMOTIVE - 2.4% (Continued)
712	Miller Industries, Inc.	$31,655
876	Standard Motor Products, Inc.	26,911
256	Visteon Corporation(a)	23,885
		736,117
	BANKING - 13.3%
386	1st Source Corporation	23,959
2,795	Ameris Bancorp	180,836
509	Axos Financial, Inc.(a)	38,704
2,103	Bank OZK	98,967
845	BankFinancial Corporation	9,777
551	Banner Corporation(c)	35,347
512	BayCom Corporation	14,187
1,268	Berkshire Hills Bancorp, Inc.	31,751
1,452	Byline Bancorp, Inc.	38,812
443	C&F Financial Corporation	27,346
2,059	Cadence Bank	65,847
621	Capital Bancorp, Inc.	20,853
688	Cathay General Bancorp	31,325
649	CNB Financial Corporation	14,836
378	Colony Bankcorp, Inc.	6,226
2,022	Comerica, Inc.	120,612
453	Community Trust Bancorp, Inc.	23,973
602	Customers Bancorp, Inc.(a)	35,361
1,788	CVB Financial Corporation	35,385
166	Eagle Bancorp Montana, Inc.	2,767
1,162	Enterprise Financial Services Corporation	64,026
568	FB Financial Corporation	25,730
1,287	Financial Institutions, Inc.	33,050
862	First Bancorp	38,006
423	First Busey Corporation	9,680
3,809	First Commonwealth Financial Corporation	61,820
3,409	First Financial Bancorp	82,702
563	First Financial Corporation	30,509
2,117	First Hawaiian, Inc.	52,840

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 13.3% (Continued)
858	First Horizon Corporation	$18,190
3,701	First Interstate BancSystem, Inc., Class A	106,663
2,371	First Merchants Corporation	90,809
691	First Mid Bancshares, Inc.	25,906
4,563	FNB Corporation	66,529
196	FS Bancorp, Inc.	7,718
965	Glacier Bancorp, Inc.	41,572
2,296	Hancock Whitney Corporation	131,790
1,078	Hanmi Financial Corporation	26,605
2,595	Heritage Commerce Corporation	25,768
1,426	Heritage Financial Corporation	33,996
613	Hilltop Holdings, Inc.	18,605
290	Home Bancorp, Inc.	15,016
2,189	Home BancShares, Inc.	62,299
739	HomeTrust Bancshares, Inc.	27,646
1,618	Independent Bank Corporation (MA)	101,748
739	Independent Bank Corporation (MI)	23,951
1,390	International Bancshares Corporation	92,518
828	Midland States Bancorp, Inc.	14,341
1,053	National Bank Holdings Corporation, Class A	39,603
527	NBT Bancorp, Inc.	21,897
5,135	Northwest Bancshares, Inc.	65,625
1,487	OceanFirst Financial Corporation	26,186
2,223	Old National Bancorp	47,439
3,280	Old Second Bancorp, Inc.	58,187
4,121	Pacific Premier Bancorp, Inc.	86,912
1,935	Peoples Bancorp, Inc.	59,095
2,086	Prosperity Bancshares, Inc.	146,521
2,774	Renasant Corporation	99,670
243	Republic Bancorp, Inc., Class A	17,766
3,100	Republic First Bancorp, Inc.(a)	1
1,536	S&T Bancorp, Inc.	58,092
2,299	Seacoast Banking Corporation of Florida	63,498
240	Sierra Bancorp	7,126

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 13.3% (Continued)
2,035	Stellar Bancorp, Inc.	$56,939
1,540	Synovus Financial Corporation	79,695
1,177	Towne Bank	40,230
787	TriCompany Bancshares	31,866
783	TrustCompany Bank Corporation	26,168
2,033	Trustmark Corporation	74,123
172	United Bancshares, Inc.	4,773
3,952	United Bankshares, Inc.	143,971
3,336	United Community Banks, Inc.	99,379
420	United Security Bancshares	3,633
507	Unity Bancorp, Inc.	23,870
577	Univest Financial Corporation	17,333
1,062	Webster Financial Corporation	57,985
1,604	WesBanco, Inc.	50,735
639	Westamerica BanCorporation	30,953
1,565	Western Alliance Bancorp(c)	122,039
2,406	WSFS Financial Corporation	132,330
1,988	Zions Bancorp NA	103,257
		4,083,801
	BEVERAGES - 0.1%
355	Coffee Holding Company, Inc.(a)	1,537
466	MGP Ingredients, Inc.	13,966
		15,503
	BIOTECH & PHARMA - 1.3%
1,326	Amphastar Pharmaceuticals, Inc.(a)	30,445
266	ANI Pharmaceuticals, Inc.(a)	17,356
8	Certara, Inc.(a),(c)	94
9,882	Elanco Animal Health, Inc.(a)	141,115
2,520	Entrada Therapeutics, Inc.(a)	16,934
1,009	Harmony Biosciences Holdings, Inc.(a)	31,884
701	Innoviva, Inc.(a)	14,083
110	Ligand Pharmaceuticals, Inc., Class B(a)	12,505
2,030	Pacira BioSciences, Inc.(a)	48,517
408	Prestige Consumer Healthcare, Inc.(a)	32,579

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 1.3% (Continued)
1,205	Supernus Pharmaceuticals, Inc.(a)	$37,982
3,286	Vanda Pharmaceuticals, Inc.(a)	15,510
		399,004
	CABLE & SATELLITE - 1.2%
268	Cable One, Inc.(c)	36,397
13,207	Sirius XM Holdings, Inc. (c)	303,365
4,483	WideOpenWest, Inc.(a)	18,201
		357,963
	CHEMICALS - 2.4%
1,362	AdvanSix, Inc.	32,348
848	Albemarle Corporation(c)	53,144
905	Ashland, Inc.	45,503
727	Avient Corporation	23,489
492	Celanese Corporation	27,222
1,104	Eastman Chemical Company	82,425
3,877	Ecovyst, Inc.(a),(c)	31,908
2,935	FMC Corporation(c)	122,536
1,998	Huntsman Corporation	20,819
750	Intrepid Potash, Inc.(a)	26,798
1,203	Koppers Holdings, Inc.	38,676
1,208	Minerals Technologies, Inc.	66,525
763	Mosaic Company (The)	27,834
228	Olin Corporation	4,581
1,020	Perimeter Solutions, Inc.(a)	14,198
313	Quaker Chemical Corporation(c)	35,037
3,654	Rayonier Advanced Materials, Inc.(a)	14,068
292	Rogers Corporation(a)	19,996
684	Stepan Company	37,333
		724,440
	COMMERCIAL SUPPORT SERVICES - 2.9%
698	ABM Industries, Inc.	32,953
31,906	ADT, Inc.	270,244
17,342	Alight, Inc., Class A	98,156
954	AMN Healthcare Services, Inc.(a)	19,719

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.9% (Continued)
435	ASGN, Inc.(a)	$21,719
2,869	BrightView Holdings, Inc.(a)	47,769
962	CoreCivic, Inc.(a)	20,269
1,411	Deluxe Corporation	22,449
2,968	Enviri Corporation(a)	25,762
3,081	GEO Group, Inc. (The)(a)	73,790
592	Heidrick & Struggles International, Inc.	27,090
1,773	Kelly Services, Inc., Class A	20,762
535	Korn Ferry	39,232
1,408	ManpowerGroup, Inc.	56,883
520	UniFirst Corporation	97,874
509	V2X, Inc.(a)	24,712
		899,383
	CONSTRUCTION MATERIALS - 0.1%
2,871	Concrete Pumping Holdings, Inc.	17,657

	CONSUMER SERVICES - 1.1%
1,934	American Public Education, Inc.(a)	58,910
472	Carriage Services, Inc.	21,589
132	Graham Holdings Company, Class B	124,894
1,386	Laureate Education, Inc.(a)	32,405
713	Matthews International Corporation, Class A(c)	17,048
1,197	Perdoceo Education Corporation	39,130
333	Strategic Education, Inc.	28,348
		322,324
	CONTAINERS & PACKAGING - 0.3%
436	Greif, Inc., Class A	28,336
2,818	O-I Glass, Inc.(a)	41,537
1,029	TriMas Corporation	29,440
		99,313
	E-COMMERCE DISCRETIONARY - 0.1%
5,336	1-800-Flowers.com, Inc., Class A(a),(c)	26,253
773	Lands’ End, Inc.(a)	8,279
		34,532

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT - 0.6%
695	Atkore, Inc.	$49,032
257	Belden, Inc.	29,761
1,353	Hayward Holdings, Inc.(a),(c)	18,671
676	Kimball Electronics, Inc.(a)	12,999
153	Littelfuse, Inc.	34,690
195	Preformed Line Products Company	31,163
		176,316
	ENGINEERING & CONSTRUCTION - 0.4%
522	Fluor Corporation(a)	26,763
2,184	Great Lakes Dredge & Dock Corporation(a)	26,623
1,648	Mistras Group, Inc.(a)	13,200
1,173	NV5 Global, Inc.(a)	27,085
739	Tutor Perini Corporation(a)	34,570
		128,241
	ENTERTAINMENT CONTENT - 1.1%
3,066	AMC Networks, Inc., Class A(a)	19,224
21,644	Paramount Global, Class B(c)	279,207
952	Sphere Entertainment Company(a)	39,794
		338,225
	FOOD - 1.3%
35	B&G Foods, Inc.(c)	148
2,266	Darling Ingredients, Inc.(a),(c)	85,972
210	Ingredion, Inc.	28,480
7,208	Krispy Kreme, Inc. (c)	20,975
556	Post Holdings, Inc.(a)	60,621
30	Seaboard Corporation	85,836
312	Seneca Foods Corporation, Class A(a)	31,646
578	Simply Good Foods Company (The)(a),(c)	18,259
2,313	TreeHouse Foods, Inc.(a)	44,918
799	USANA Health Sciences, Inc.(a)	24,394
		401,249
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
477	Boise Cascade Company	41,413

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.6%
3,160	Acadia Healthcare Company, Inc.(a),(c)	$71,700
5,657	AdaptHealth Corporation(a)	53,345
138	Addus HomeCare Corporation(a),(c)	15,896
403	Amedisys, Inc.(a),(c)	39,651
198	Charles River Laboratories International, Inc.(a)	30,042
363	Chemed Corporation	176,756
4,463	Clover Health Investments Corporation(a)	12,452
426	Henry Schein, Inc.(a),(c)	31,119
570	National HealthCare Corporation	60,996
2,729	Option Care Health, Inc.(a)	88,638
3,147	Owens & Minor, Inc.(a)	28,638
4,302	Pediatrix Medical Group, Inc.(a)	61,734
1,540	Premier, Inc., Class A(c)	33,772
8,573	Teladoc Health, Inc.(a)	74,671
308	US Physical Therapy, Inc.	24,086
		803,496
	HOME & OFFICE PRODUCTS - 0.5%
7,992	ACCO Brands Corporation	28,611
1,282	MillerKnoll, Inc.	24,897
5,408	Steelcase, Inc., Class A	56,405
412	Whirlpool Corporation(c)	41,785
		151,698
	HOME CONSTRUCTION - 3.2%
352	American Woodmark Corporation(a)	18,786
1,120	Beazer Homes USA, Inc.(a)	25,054
1,152	Century Communities, Inc.	64,881
1,715	Forestar Group, Inc.(a)	34,300
621	Green Brick Partners, Inc.(a)	39,048
256	Hovnanian Enterprises, Inc., Class A(a)	26,765
857	Interface, Inc.	17,937
1,434	KB Home	75,959
426	LGI Homes, Inc.(a)	21,947
663	M/I Homes, Inc.(a)	74,336
1,705	Meritage Homes Corporation	114,184

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	HOME CONSTRUCTION - 3.2% (Continued)
906	Mohawk Industries, Inc.(a)	$94,985
4,766	Taylor Morrison Home Corporation(a)	292,728
2,697	Tri Pointe Homes, Inc.(a)	86,169
		987,079
	HOUSEHOLD PRODUCTS - 0.5%
2,504	Central Garden & Pet Company, Class A(a)	78,350
313	Crown Crafts, Inc.	898
1,843	Edgewell Personal Care Company	43,145
770	Spectrum Brands Holdings, Inc.	40,810
		163,203
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
189	Eastern Company (The)	4,313
151	Enpro, Inc.	28,924
415	Gibraltar Industries, Inc.(a)	24,485
4,478	Hillman Solutions Corporation(a)	31,973
466	Insteel Industries, Inc.	17,340
388	Mueller Industries, Inc.	30,834
788	Park-Ohio Holdings Corporation	14,074
1,276	Proto Labs, Inc.(a)	51,091
485	Timken Company (The) (c)	35,187
		238,221
	INDUSTRIAL SUPPORT SERVICES - 1.0%
7,735	Resideo Technologies, Inc.(a),(c)	170,634
2,189	Titan Machinery, Inc.(a)	43,364
438	WESCO International, Inc.	81,118
		295,116
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
610	Virtu Financial, Inc., Class A	27,322

	INSURANCE - 9.5%
2,799	Axis Capital Holdings Ltd.	290,592
2,176	Brighthouse Financial, Inc.(a)	117,003

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 9.5% (Continued)
1,169	CNO Financial Group, Inc.	$45,100
2,063	Donegal Group, Inc., Class A(c)	41,312
1,882	Employers Holdings, Inc.	88,793
36,886	Genworth Financial, Inc., Class A(a)	286,973
1,716	Global Indemnity Group, LLC, Class A	53,814
1,535	Heritage Insurance Holdings, Inc.(a)	38,283
2,186	Horace Mann Educators Corporation	93,932
3,767	Jackson Financial, Inc., Class A(c)	334,472
1,848	Kemper Corporation	119,270
8,630	Lincoln National Corporation	298,598
1,825	NMI Holdings, Inc., Class A(a)	76,997
6,840	Old Republic International Corporation	262,930
5,160	ProAssurance Corporation(a)	117,803
8,857	Radian Group, Inc.	319,029
391	Safety Insurance Group, Inc.	31,041
2,714	Security National Financial Corporation, Class A(a)	26,733
6,972	Selectquote, Inc.(a)	16,593
246	Unico American Corporation(a)	—
2,961	United Fire Group, Inc.	84,981
2,432	Voya Financial, Inc.	172,672
		2,916,921
	INTERNET MEDIA & SERVICES - 0.6%
3,127	Angi, Inc.(a)	47,718
922	Cars.com, Inc.(a)	10,926
6,374	GoodRx Holdings, Inc.(a)	31,742
2,679	IAC, Inc.(a)	100,034
		190,420
	LEISURE FACILITIES & SERVICES - 2.5%
10	Ark Restaurants Corporation	91
128	Biglari Holdings, Inc.(a)	37,403
645	Boyd Gaming Corporation	50,458
5,401	Caesars Entertainment, Inc.(a)	153,334
1,566	Cheesecake Factory, Inc. (The)(c)	98,126
1,994	El Pollo Loco Holdings, Inc.(a)	21,954

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE FACILITIES & SERVICES - 2.5% (Continued)
3,017	Everi Holdings, Inc.(a)	$42,962
1,106	Golden Entertainment, Inc.	32,550
733	Good Times Restaurants, Inc.(a)	1,312
928	Hilton Grand Vacations, Inc.(a)	38,540
2,641	Marcus Corporation (The)	44,527
1,390	Marriott Vacations Worldwide Corporation(c)	100,511
5,299	Penn Entertainment, Inc.(a)	94,693
1,929	Portillo’s, Inc.(a),(c)	22,512
419	RCI Hospitality Holdings, Inc.	15,972
		754,945
	LEISURE PRODUCTS - 1.2%
512	Brunswick Corporation(c)	28,283
481	Escalade, Inc.	6,725
514	Fox Factory Holding Corporation(a)	13,333
470	LCI Industries(c)	42,859
1,747	Thor Industries, Inc. (c)	155,151
10,583	Topgolf Callaway Brands Corporation(a)	85,193
824	Winnebago Industries, Inc.	23,896
		355,440
	MACHINERY - 2.5%
211	AGCO Corporation(c)	21,767
80	Alamo Group, Inc.	17,470
327	Albany International Corporation, Class A	22,932
1,619	Enovis Corporation(a),(c)	50,772
713	Helios Technologies, Inc.	23,793
3,028	Hillenbrand, Inc.	60,772
3,688	Kennametal, Inc.	84,676
2,227	Manitowoc Company, Inc. (The)(a)	26,769
160	Middleby Corporation (The)(a),(c)	23,040
1,093	Mueller Water Products, Inc., Class A	26,276
973	Oshkosh Corporation	110,474
4,763	Ranpak Holdings Corporation(a)	17,004
1,626	Regal Rexnord Corporation(c)	235,705

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY - 2.5% (Continued)
732	Stanley Black & Decker, Inc. (c)	$49,593
		771,043
	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,410	AngioDynamics, Inc.(a)	23,907
1,437	Avanos Medical, Inc.(a)	17,589
562	Bio-Rad Laboratories, Inc., Class A(a)	135,622
1,025	Castle Biosciences, Inc.(a)	20,931
317	CONMED Corporation	16,509
4,964	Dentsply Sirona, Inc.	78,828
3,519	Envista Holdings Corporation(a)	68,761
811	FONAR Corporation(a)	12,133
152	ICU Medical, Inc.(a)	20,087
2,932	Integra LifeSciences Holdings Corporation(a)	35,976
3,887	Neogen Corporation(a)	18,580
2,846	QuidelOrtho Corporation(a),(c)	82,022
873	Teleflex, Inc.	103,328
83	Utah Medical Products, Inc.	4,724
2,518	Varex Imaging Corporation(a)	21,831
		660,828
	METALS & MINING - 1.6%
8,201	Alcoa Corporation	242,011
2,464	Coeur Mining, Inc.(a)	21,831
1,141	Hallador Energy Company(a)	18,062
3,836	Hecla Mining Company	22,978
517	Kaiser Aluminum Corporation	41,308
7,184	Peabody Energy Corporation	96,409
2,172	Ramaco Resources, Inc., Class A	28,540
53	Ramaco Resources, Inc., Class B	434
3,406	SunCoke Energy, Inc.	29,258
		500,831
	OIL & GAS PRODUCERS - 8.1%
9,993	Antero Midstream Corporation(c)	189,367
236	Antero Resources Corporation(a)	9,506
12,771	APA Corporation(c)	233,582

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 8.1% (Continued)
7,401	Berry Corporation	$20,501
4,337	California Resources Corporation(c)	198,071
1,272	Chord Energy Corporation	123,193
3,548	Civitas Resources, Inc.	97,641
1,746	CNX Resources Corporation(a),(c)	58,805
14,848	Crescent Energy Company, Class A(c)	127,693
217	Gulfport Energy Corporation(a)	43,654
4,025	HF Sinclair Corporation	165,347
2,395	HighPeak Energy, Inc. (c)	23,471
1,701	Magnolia Oil & Gas Corporation, Class A	38,238
4,857	Matador Resources Company	231,776
7,538	Murphy Oil Corporation(c)	169,605
8,323	New Fortress Energy, Inc. (c)	27,632
3,709	Northern Oil & Gas, Inc. (c)	105,150
3,892	Ovintiv, Inc.	148,091
3,270	Par Pacific Holdings, Inc.(a)	86,753
2,804	Permian Resources Corporation	38,190
1,183	Riley Exploration Permian, Inc.	31,030
1,886	SandRidge Energy, Inc.	20,407
6,576	SM Energy Company(c)	162,493
9,273	VAALCO Energy, Inc.	33,476
4,003	World Kinect Corporation	113,485
		2,497,157
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
1,398	DMC Global, Inc.(a)	11,268
1,514	DNOW, Inc.(a)	22,453
4,300	Helix Energy Solutions Group, Inc.(a)	26,832
2,498	Helmerich & Payne, Inc.	37,870
2,134	Liberty Energy, Inc., Class A	24,498
1,533	MRC Global, Inc.(a)	21,017
12,632	NOV, Inc. (c)	157,016
7,278	Patterson-UTI Energy, Inc.	43,158
8,404	ProPetro Holding Corporation(a)	50,172
1,989	Ranger Energy Services, Inc.	23,749

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.4% (Continued)
3,549	RPC, Inc. (c)	$16,787
		434,820
	PUBLISHING & BROADCASTING - 1.0%
11,313	Gray Media, Inc.	51,248
491	Nexstar Media Group, Inc. (c)	84,918
10,722	TEGNA, Inc.	179,701
		315,867
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
3,755	Five Point Holdings, LLC(a)	20,652
777	Howard Hughes Holdings, Inc.(a)	52,448
1,167	Legacy Housing Corporation(a)	26,444
		99,544
	REAL ESTATE SERVICES - 0.5%
7,308	Anywhere Real Estate, Inc.(a)	26,455
9,737	Compass, Inc., Class A(a)	61,149
5,495	Newmark Group, Inc., Class A	66,764
		154,368
	RENEWABLE ENERGY - 0.1%
369	EnerSys	31,649

	RETAIL - CONSUMER STAPLES - 0.9%
1,554	Ingles Markets, Inc., Class A	98,493
856	Natural Grocers by Vitamin Cottage, Inc.	33,598
1,228	SpartanNash Company	32,530
1,480	Village Super Market, Inc., Class A	56,980
772	Weis Markets, Inc.	55,962
		277,563
	RETAIL - DISCRETIONARY - 6.0%
2,371	Academy Sports & Outdoors, Inc.	106,244
758	Advance Auto Parts, Inc.(c)	35,239
2,746	American Eagle Outfitters, Inc.	26,417
825	Asbury Automotive Group, Inc.(a)	196,795
513	AutoNation, Inc.(a)	101,907
387	BlueLinx Holdings, Inc.(a)	28,785

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 6.0% (Continued)
1,897	Driven Brands Holdings, Inc.(a)	$33,311
715	Ethan Allen Interiors, Inc.	19,913
4,946	Foot Locker, Inc.(a)	121,177
4,625	Gap, Inc. (The)	100,871
333	GMS, Inc.(a)	36,214
376	Group 1 Automotive, Inc.	164,203
1,956	Guess?, Inc.(c)	23,648
7,064	Kohl’s Corporation(c)	59,903
530	La-Z-Boy, Inc.	19,700
696	Lithia Motors, Inc., Class A	235,123
11,948	Macy’s, Inc. (c)	139,314
1,526	MarineMax, Inc.(a)	38,364
8,267	Mister Car Wash, Inc.(a)	49,685
1,747	Monro, Inc.	26,048
1,719	National Vision Holdings, Inc.(a)	39,554
654	Rush Enterprises, Inc., Class A(c)	33,688
3,987	Sally Beauty Holdings, Inc.(a),(c)	36,920
1,068	Shoe Carnival, Inc. (c)	19,982
479	Sonic Automotive, Inc., Class A(c)	38,286
1,496	Urban Outfitters, Inc.(a)	108,520
874	Victoria’s Secret & Company(a)	16,186
		1,855,997
	SEMICONDUCTORS - 2.3%
8,237	Amkor Technology, Inc.	172,895
854	Azenta, Inc.(a),(c)	26,286
288	Cirrus Logic, Inc.(a)	30,025
499	CTS Corporation	21,262
1,178	Diodes, Inc.(a)	62,304
721	FormFactor, Inc.(a)	24,810
982	IPG Photonics Corporation(a)	67,414
477	Kulicke & Soffa Industries, Inc.	16,504
366	MKS, Inc.	36,366
2,964	Photronics, Inc.(a)	55,812
460	Qorvo, Inc.(a)	39,059

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 2.3% (Continued)
24	Richardson Electronics Ltd.	$232
461	Skyworks Solutions, Inc.	34,354
607	Synaptics, Inc.(a)	39,346
819	Ultra Clean Holdings, Inc.(a)	18,485
1,145	Veeco Instruments, Inc.(a)	23,266
1,652	Vishay Intertechnology, Inc.	26,234
		694,654
	SOFTWARE - 1.7%
2,389	Adeia, Inc.	33,780
1,799	Bandwidth, Inc., Class A(a)	28,604
5,530	Bumble, Inc., Class A(a)	36,443
1,335	Clear Secure, Inc., Class A(c)	37,060
2,036	Concentrix Corporation(c)	107,613
622	Digi International, Inc.(a)	21,683
7,465	E2open Parent Holdings, Inc.(a)	24,112
2,791	Mitek Systems, Inc.(a)	27,631
93	Nutex Health, Inc.(a)	11,578
1,000	Omnicell, Inc.(a)	29,400
932	Unity Software, Inc.(a),(c)	22,554
3,974	Veradigm, Inc.(a)	18,678
2,041	Verint Systems, Inc.(a)	40,146
2,502	Ziff Davis, Inc.(a)	75,735
		515,017
	SPECIALTY FINANCE - 4.7%
3,426	Air Lease Corporation	200,387
4,827	Bread Financial Holdings, Inc.	275,718
871	Encore Capital Group, Inc.(a)	33,716
6,464	EZCORP, Inc., Class A(a)	89,720
3,514	First American Financial Corporation	215,724
3,984	LendingClub Corporation(a)	47,928
10,832	MGIC Investment Corporation	301,563
1,222	Oportun Financial Corporation(a)	8,750
1,035	PennyMac Financial Services, Inc.	103,127
3,086	PRA Group, Inc.(a)	45,519

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 4.7% (Continued)
1,368	Regional Management Corporation	$39,959
781	Stewart Information Services Corporation	50,843
200	Willis Lease Finance Corporation	28,556
		1,441,510
	STEEL - 0.3%
951	Commercial Metals Company(c)	46,514
1,260	Olympic Steel, Inc.	41,063
		87,577
	TECHNOLOGY HARDWARE - 2.3%
1,040	Arrow Electronics, Inc.(a)	132,527
1,713	Avnet, Inc.	90,926
1,497	Benchmark Electronics, Inc.	58,129
1,669	Corsair Gaming, Inc.(a)	15,739
434	Dolby Laboratories, Inc., Class A(c)	32,229
939	Knowles Corporation(a)	16,545
1,217	NETGEAR, Inc.(a)	35,378
3,170	NetScout Systems, Inc.(a)	78,648
223	Plexus Corporation(a)	30,174
8,952	Ribbon Communications, Inc.(a)	35,898
271	Sanmina Corporation(a)	26,512
249	TD SYNNEX Corporation(c)	33,789
759	TTM Technologies, Inc.(a)	30,982
2,666	ViaSat, Inc.(a)	38,924
215	Vishay Precision Group, Inc.(a)	6,041
5,597	Xerox Holdings Corporation(c)	29,496
		691,937
	TECHNOLOGY SERVICES - 2.6%
57	CACI International, Inc., Class A(a),(c)	27,172
630	CSG Systems International, Inc.	41,145
17,494	Dun & Bradstreet Holdings, Inc.(c)	159,020
9,505	DXC Technology Company(a)	145,331
273	ICF International, Inc.	23,126
162	Insight Enterprises, Inc.(a),(c)	22,370
2,503	Integral Ad Science Holding Corporation(a)	20,800

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 2.6% (Continued)
7,370	Kyndryl Holdings, Inc.(a)	$309,245
470	MAXIMUS, Inc.	32,994
4,841	Repay Holdings Corporation(a)	23,334
		804,537
	TELECOMMUNICATIONS - 2.5%
1,327	ATN International, Inc.	21,564
10,595	EchoStar Corporation, Class A(a),(c)	293,481
4,357	Frontier Communications Parent, Inc.(a)	158,595
372	KVH Industries, Inc.(a)	1,983
6,081	Telephone and Data Systems, Inc.	216,362
966	United States Cellular Corporation(a)	61,795
		753,780
	TOBACCO & CANNABIS - 0.2%
971	Universal Corporation	56,551

	TRANSPORTATION & LOGISTICS - 2.8%
2,928	Alaska Air Group, Inc.(a)	144,877
942	Allegiant Travel Company(c)	51,763
597	ArcBest Corporation	45,975
2,138	Bristow Group, Inc.(a)	70,490
1,034	Covenant Logistics Group, Inc.	24,930
563	GXO Logistics, Inc.(a),(c)	27,418
1,875	Hub Group, Inc., Class A	62,681
7,404	JetBlue Airways Corporation(a)	31,319
769	Knight-Swift Transportation Holdings, Inc. (c)	34,013
1,336	Marten Transport Ltd.	17,355
712	Matson, Inc.	79,281
299	Ryder System, Inc.	47,541
1,564	Schneider National, Inc., Class B	37,771
789	SkyWest, Inc.(a),(c)	81,243
3,203	Sun Country Airlines Holdings, Inc.(a)	37,635
846	Universal Logistics Holdings, Inc.	21,471
1,380	Werner Enterprises, Inc.	37,757
		853,520

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION EQUIPMENT - 0.2%
1,611	Greenbrier Companies, Inc. (The)	$74,187

	WHOLESALE - CONSUMER STAPLES - 0.7%
1,060	Andersons, Inc. (The)	38,955
1,715	Grocery Outlet Holding Corporation(a),(c)	21,300
7,008	United Natural Foods, Inc.(a)	163,357
		223,612
	WHOLESALE - DISCRETIONARY - 1.5%
104	Acme United Corporation	4,311
470	ePlus, Inc.(a)	33,887
2,423	G-III Apparel Group Ltd.(a)	54,275
5,095	LKQ Corporation	188,566
2,828	OPENLANE, Inc.(a),(c)	69,145
491	PC Connection, Inc.	32,298
1,272	ScanSource, Inc.(a)	53,182
3,059	ThredUp, Inc.(a)	22,912
		458,576

	TOTAL COMMON STOCKS (Cost $30,156,604)	30,547,018

	RIGHTS — 0.0%(e)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(e)
3,718	Resolute Forest Products, Inc. - CVR(f)	7,734

	RENEWABLE ENERGY - 0.0%(e)
2	Pineapple Energy, Inc.(f)	—

	TOTAL RIGHTS (Cost $5,280)	7,734

	SHORT-TERM INVESTMENTS— 20.4%
	COLLATERAL FOR SECURITIES LOANED — 19.9%
6,093,762	Mount Vernon Liquid Assets Portfolio, 4.46%(b),(d)	6,093,762

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Value
	SHORT-TERM INVESTMENTS— 20.4% (Continued)
	MONEY MARKET FUNDS - 0.5%
155,419	First American Treasury Obligations Fund, Class X, 4.24%(b)	$155,419

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,249,181)	6,249,181

	TOTAL INVESTMENTS – 120.0% (Cost $36,411,065)	$36,803,933
	LIABILITIES IN EXCESS OF OTHER ASSETS – (20.0)%	(6,124,165)
	NET ASSETS - 100.0%	$30,679,768

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $5,912,902.

(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30,2025 is $6,093,762.

(e)	Amount represents less than 0.05%.

(f)	Fair value was determined using significant unobservable inputs.

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.5%
	EQUITY - 95.5%
55,032	Franklin FTSE Australia ETF	$1,706,438
26,649	Franklin FTSE Brazil ETF	478,616
71,814	Franklin FTSE Canada ETF	2,998,235
122,989	Franklin FTSE China ETF(a)	2,669,476
120,789	Franklin FTSE Germany ETF(e)	4,048,847
67,696	Franklin FTSE India ETF(a)	2,696,332
219,688	Franklin FTSE Japan ETF(a)	7,062,968
69,765	Franklin FTSE Russia ETF(a),(b),(c),(d),(e)	698
34,927	Franklin FTSE South Korea ETF(a)	853,616
65,646	Franklin FTSE Switzerland ETF	2,490,478
36,995	Franklin FTSE Taiwan ETF(a)	1,930,769
144,411	Franklin FTSE United Kingdom ETF	4,423,308
51,261	iShares China Large-Cap ETF(a)	1,884,354
5,172	iShares MSCI Australia ETF(a)	136,127
10,203	iShares MSCI Brazil ETF(a)	294,357
42,767	iShares MSCI Chile ETF(a)	1,345,022
3,125	iShares MSCI Denmark ETF	355,406
84,548	iShares MSCI France ETF(a)	3,618,654
2,905	iShares MSCI Germany ETF	122,911
29,101	iShares MSCI Hong Kong ETF	577,946
5,070	iShares MSCI Indonesia ETF(a)	89,384
50,552	iShares MSCI Italy ETF(a)	2,433,573
8,431	iShares MSCI Malaysia ETF	205,211
20,581	iShares MSCI Mexico ETF(a)	1,246,385
23,577	iShares MSCI Netherlands ETF	1,284,947
1,735	iShares MSCI Peru and Global Exposure ETF	84,304
2,997	iShares MSCI Philippines ETF	81,279
13,291	iShares MSCI Saudi Arabia ETF(a)	512,235
70,500	iShares MSCI Singapore ETF(a)	1,831,590
9,060	iShares MSCI South Africa ETF(a)	486,975
27,391	iShares MSCI South Korea ETF	1,966,126
54,318	iShares MSCI Spain ETF(a)	2,391,622
29,020	iShares MSCI Sweden ETF	1,327,375
4,608	iShares MSCI Switzerland ETF	252,564

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.5% (Continued)
	EQUITY - 95.5% (Continued)
9,092	iShares MSCI Taiwan ETF	$521,881
2,328	iShares MSCI Thailand ETF(a)	117,494
5,735	JPMorgan BetaBuilders Canada ETF	462,815
	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,025,705)	54,990,318

	SHORT-TERM INVESTMENTS — 38.2%
	COLLATERAL FOR SECURITIES LOANED — 34.1%
19,620,249	Mount Vernon Liquid Assets Portfolio, 4.46%(f),(g)	19,620,249

	MONEY MARKET FUNDS - 4.1%
2,375,110	First American Treasury Obligations Fund, Class X, 4.24%(f)	2,375,110

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,995,359)	21,995,359

	TOTAL INVESTMENTS - 133.7% (Cost $71,021,064)	$76,985,677
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.7)%	(19,393,029)
	NET ASSETS - 100.0%	$57,592,648

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $19,205,743.

(b)	Non-income producing security.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Restricted security.

(e)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(f)	Rate disclosed is the seven-day effective yield as of June 30, 2025.

(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2025 is $19,620,249.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.0%
	EQUITY - 95.7%
115,877	Communication Services Select Sector SPDR Fund(a)	$12,576,131
34,679	Consumer Discretionary Select Sector SPDR Fund(a)	7,536,787
64,189	Consumer Staples Select Sector SPDR Fund	5,197,383
13,372	Energy Select Sector SPDR Fund(a)	1,134,079
431,866	Financial Select Sector SPDR ETF	22,616,823
72,354	Health Care Select Sector SPDR Fund(a)	9,752,596
33,568	Industrial Select Sector SPDR Fund(a)	4,951,951
15,441	iShares Russell Mid-Cap Growth ETF(a)	2,141,358
50,401	Real Estate Select Sector SPDR Fund(a)	2,087,609
42,311	SPDR Portfolio S&P 500 Value ETF	2,214,558
97,645	Technology Select Sector SPDR Fund	24,726,644
8,449	VanEck Semiconductor ETF(a)	2,356,257
7,452	Vanguard Information Technology ETF	4,942,763
		102,234,939
	FIXED INCOME - 0.3%
6,087	JPMorgan Active Bond ETF	326,202

	TOTAL EXCHANGE-TRADED FUNDS (Cost $89,140,954)	102,561,141

	SHORT-TERM INVESTMENTS — 29.9%
	COLLATERAL FOR SECURITIES LOANED — 25.8%
27,512,864	Mount Vernon Liquid Assets Portfolio, 4.46%(b)(c)	27,512,864

	MONEY MARKET FUND – 4.1%
4,408,500	First American Treasury Obligations Fund, Class X, 4.24%(b)	4,408,500

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,921,364)	31,921,364

	TOTAL INVESTMENTS - 125.9% (Cost $121,062,318)	$134,482,505
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.9)%	(27,634,583)
	NET ASSETS - 100.0%	$106,847,922

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $27,107,616.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2025 is $27,512,864.

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$4,461,378		$36,411,065
At value	$4,987,946		$36,803,933
Receivable for investments sold	147,960		1,269,742
Receivable for Fund shares sold	—		88
Receivable for securities lending income	61		690
Dividends and interest receivable	3,163		29,419
Receivable due from Adviser	28,546		59,032
Prepaid expenses and other assets	2,369		11,871
TOTAL ASSETS	5,170,045		38,174,775

LIABILITIES
Collateral on securities loaned (see note 4)	880,500		6,093,762
Payable for investments purchased	192,998		1,357,887
Payable for Fund shares redeemed	—		26,575
Distribution (12b-1) fees payable	—		1
Payable to related parties	11,623		9,148
Accrued expenses and other liabilities	11,380		7,634
TOTAL LIABILITIES	1,096,501		7,495,007
NET ASSETS	$4,073,544		$30,679,768

Net Assets Consist Of:
Paid in capital	$3,769,417		$29,678,089
Accumulated earnings	304,127		1,001,679
NET ASSETS	$4,073,544		$30,679,768

Net Asset Value Per Share:
Class I Shares:
Net Assets	$4,073,527		$30,673,985
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	267,092		1,759,455
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$15.25		$17.43

Class N Shares:
Net Assets	$17		$5,783
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		328
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$15.25	(a)	$17.64	(a)

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$65,284,323	$121,062,318
Investments in affiliated securities, at cost	5,736,741	—
Total Securities, at cost	$71,021,064	$121,062,318
Investments in unaffiliated securities, at fair value	$72,936,132	$134,482,505
Investments in affiliated securities, at fair value	4,049,545	—
Total Securities, at value	$76,985,677	$134,482,505
Receivable for investments sold	307,311	—
Receivable for Fund shares sold	—	49,451
Receivable for securities lending income	23,764	2,711
Dividends and interest receivable	3,839	14,561
Prepaid expenses and other assets	1,236	14,655
TOTAL ASSETS	77,321,827	134,563,883

LIABILITIES
Collateral on securities loaned (see note 4)	19,620,249	27,512,864
Payable for Fund shares redeemed	17,320	44,367
Investment advisory fees payable	39,512	74,402
Distribution (12b-1) fees payable	346	1,455
Payable to related parties	24,760	24,487
Accrued expenses and other liabilities	26,992	58,386
TOTAL LIABILITIES	19,729,179	27,715,961
NET ASSETS	$57,592,648	$106,847,922

Net Assets Consist Of:
Paid in capital	$51,452,560	$83,414,977
Accumulated earnings	6,140,088	23,432,945
NET ASSETS	$57,592,648	$106,847,922

Net Asset Value Per Share:
Class I Shares:
Net Assets	$55,871,074	$99,594,101
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,226,214	6,449,555
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.22	$15.44

Class N Shares:
Net Assets	$1,721,574	$7,253,821
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	129,871	469,563
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.26	$15.45

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends	$32,459	$291,639
Interest	752	3,230
Securites Lending - Net of fees	680	4,468
TOTAL INVESTMENT INCOME	33,891	299,337

EXPENSES
Investment advisory fees	7,922	63,872
Distribution (12b-1) fees:
Class N	—	12
Administration fees	18,401	29,518
Transfer agent fees	12,818	16,306
Legal fees	11,978	11,909
Trustees’ fees	10,723	12,366
Audit fees	8,904	9,240
Registration fees	1,425	11,937
Third party administrative servicing fees	52	13,265
Fund accounting fees	1,103	8,953
Compliance officer fees	3,662	4,527
Custody fees	2,539	4,276
Shareholder reporting expense	2,021	3,399
Insurance expense	1,844	1,956
Other expenses	1,834	2,580
TOTAL EXPENSES	85,226	194,116
Less: Fees waived/reimbursed by the Adviser	(75,275)	(115,447)
NET EXPENSES	9,951	78,669
NET INVESTMENT INCOME	23,940	220,668

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments	(317,193)	(290,921)
Net change in unrealized appreciation/(depreciation) on investments	124,966	(2,342,654)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(192,227)	(2,633,575)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(168,287)	$(2,412,907)

See accompanying notes to financial statements.

Innealta Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$586,859	$863,012
Dividend income from affiliates	111,060	—
Interest	130,299	131,435
Securites Lending - Net of fees	111,453	40,237
TOTAL INVESTMENT INCOME	939,671	1,034,684

EXPENSES
Investment advisory fees	278,781	534,723
Distribution (12b-1) fees:
Class N	2,122	8,508
Administration fees	27,855	39,140
Transfer agent fees	17,456	31,251
Third party administrative services fees	16,294	31,092
Fund accounting fees	14,457	24,302
Legal fees	11,135	10,630
Registration fees	7,491	13,836
Trustees’ fees	10,250	10,283
Audit fees	9,146	8,801
Compliance officer fees	6,191	8,092
Custody fees	5,411	7,322
Shareholder reporting expense	4,023	5,611
Insurance expense	2,591	4,166
Other expenses	1,518	1,600
TOTAL EXPENSES	414,721	739,357
Less: Fees waived by the Adviser	(67,108)	(68,115)
NET EXPENSES	347,613	671,242
NET INVESTMENT INCOME	592,058	363,442

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Unaffiliated investment transactions	(397,222)	8,610,295
Affiliated investment transactions	45,190	—
	(352,032)	8,610,295

Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	5,714,587	(641,875)
Affiliated investments	902,563	—
	6,617,150	(641,875)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,265,118	7,968,420

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,857,176	$8,331,862

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$23,940	$34,890
Net realized gain/(loss) from investments	(317,193)	260,993
Net change in unrealized appreciation of investments	124,966	207,501
Net increase/(decrease) in net assets resulting from operations	(168,287)	503,384

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(189,584)
Class N	—	(1)
Net decrease in net assets from distributions to shareholders	—	(189,585)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	1,794,062	2,804,097
Net asset value of shares issued in reinvestment of distributions
Class I	—	189,584
Class N	—	1
Payments for shares redeemed
Class I	(2,308,223)	(115,890)
Net increase/(decrease) in net assets from shares of beneficial interest	(514,161)	2,877,792

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(682,448)	3,191,591

NET ASSETS
Beginning of Year/Period	4,755,992	1,564,401
End of Year/Period	$4,073,544	$4,755,992

SHARE ACTIVITY - CLASS I
Shares sold	124,980	193,192
Shares reinvested	—	11,732
Shares redeemed	(171,179)	(7,385)
Net increase/(decrease) in shares of beneficial interest outstanding	(46,199)	197,539

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$220,668	$413,613
Net realized gain/(loss) from investments	(290,921)	3,308,157
Net change in unrealized depreciation of investments	(2,342,654)	(1,532,617)
Net increase/(decrease) in net assets resulting from operations	(2,412,907)	2,189,153

DISTRIBUTIONS TO SHAREHOLDERS
Class I	—	(2,598,391)
Class N	—	(907)
Net decrease in net assets from distributions to shareholders	—	(2,599,298)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	2,936,978	20,082,504
Class N	—	7,470
Net asset value of shares issued in reinvestment of distributions
Class I	—	2,105,682
Class N	—	907
Payments for shares redeemed
Class I	(7,890,653)	(11,703,394)
Class N	(7,344)	—
Net increase/(decrease) in net assets from shares of beneficial interest	(4,961,019)	10,493,169

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(7,373,926)	10,083,024

NET ASSETS
Beginning of Year/Period	38,053,694	27,970,670
End of Year/Period	$30,679,768	$38,053,694

SHARE ACTIVITY - CLASS I
Shares sold	171,195	1,064,458
Shares reinvested	—	107,763
Shares redeemed	(475,041)	(610,224)
Net increase/(decrease) in shares of beneficial interest outstanding	(303,846)	561,997

SHARE ACTIVITY - CLASS N
Shares sold	—	393
Shares reinvested	—	46
Shares redeemed	(419)	—
Net increase/(decrease) in shares of beneficial interest outstanding	(419)	439

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$592,058	$2,281,914
Net realized gain/(loss) from investment transactions	(352,032)	4,785,946
Distributions of realized gains from underlying investment companies	—	4,962
Net change in unrealized appreciation/(depreciation) of investments	6,617,150	(3,266,239)
Net increase in net assets resulting from operations	6,857,176	3,806,583

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	—	(4,266,718)
Class N	—	(110,739)
Total distributions paid	—	(4,377,457)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	2,721,239	9,849,155
Class N	42,987	93,603
Net asset value of shares issued in reinvestment of distributions
Class I	—	3,145,720
Class N	—	80,148
Payments for shares redeemed
Class I	(14,974,226)	(53,239,484)
Class N	(235,681)	(1,062,899)
Net decrease in net assets from shares of beneficial interest	(12,445,681)	(41,133,757)

TOTAL DECREASE IN NET ASSETS	(5,588,505)	(41,704,631)

NET ASSETS
Beginning of Year/Period	63,181,153	104,885,784
End of Year/Period	$57,592,648	$63,181,153

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31,
	(Unaudited)	2024
SHARE ACTIVITY - CLASS I
Shares sold	220,014	794,162
Shares reinvested	—	270,019
Shares redeemed	(1,261,630)	(4,172,999)
Net decrease in shares of beneficial interest outstanding	(1,041,616)	(3,108,818)

SHARE ACTIVITY - CLASS N
Shares sold	3,342	7,289
Shares reinvested	—	6,856
Shares redeemed	(18,816)	(86,011)
Net decrease in shares of beneficial interest outstanding	(15,474)	(71,866)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$363,442	$1,661,251
Net realized gain from investment transactions	8,610,295	18,830,092
Distributions of realized gains from underlying investment companies	—	683
Net change in unrealized depreciation of investments	(641,875)	(9,970,246)
Net increase in net assets resulting from operations	8,331,862	10,521,780

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gains/(loss):
Class I	—	(18,042,315)
Class N	—	(1,122,994)
Total distributions paid	—	(19,165,309)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	5,279,285	27,889,544
Class N	687,946	2,027,895
Net asset value of shares issued in reinvestment of distributions
Class I	—	15,744,284
Class N	—	1,066,488
Payments for shares redeemed
Class I	(22,032,341)	(33,920,666)
Class N	(852,490)	(3,868,796)
Net increase/(decrease) in net assets from shares of beneficial interest	(16,917,600)	8,938,749

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(8,585,738)	295,220

NET ASSETS
Beginning of Year/Period	115,433,660	115,138,440
End of Year/Period	$106,847,922	$115,433,660

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2025	December 31,
	(Unaudited)	2024
SHARE ACTIVITY - CLASS I
Shares sold	365,124	1,727,800
Shares reinvested	—	1,107,193
Shares redeemed	(1,532,902)	(2,061,733)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,167,778)	773,260

SHARE ACTIVITY - CLASS N
Shares sold	46,939	122,656
Shares reinvested	—	74,894
Shares redeemed	(58,822)	(236,528)
Net decrease in shares of beneficial interest outstanding	(11,883)	(38,978)

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Period* Ended
	June 30, 2025		December 31,	December 31,		December 31,	December 31,		December 31,
	(Unaudited)		2024	2023		2022	2021		2020
Net asset value, beginning of year/period	$15.18		$13.51	$11.69		$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.08		0.15	0.15		0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	(0.01)		2.17	1.75		(1.49)	2.40		0.94
Total from investment operations	0.07		2.32	1.90		(1.32)	2.53		1.04
Less distributions from:
Net investment income	—		(0.13)	(0.08)		(0.15)	(0.18)		—
Net realized gains	—		(0.52)	—		(0.23)	(0.00	) (8)	—
Total distributions	—		(0.65)	(0.08)		(0.38)	(0.18)		—
Net asset value, end of year/period	$15.25		$15.18	$13.51		$11.69	$13.39		$11.04
Total return (2)	0.46	% (3)	16.85%	16.32	% (9)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (000s)	$4,074		$4,756	$1,564		$463	$296		$142
Ratio of gross expenses to average net assets (4)(5)	3.77	% (6)	4.92%	19.15%		35.65%	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44	% (6)	0.44%	0.44%		0.44%	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.06	% (6)	1.03%	1.21%		1.38%	1.05%		1.07	% (6)
Portfolio turnover rate	68	% (3)	100%	53%		27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period* Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of year/period	$15.18		$13.52	$11.69	$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.08		0.15	0.15	0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	(0.01)		2.16	1.76	(1.49)	2.40		0.94
Total from investment operations	0.07		2.31	1.91	(1.32)	2.53		1.04
Less distributions from:
Net investment income	—		(0.13)	(0.08)	(0.15)	(0.18)		—
Net realized gains	—		(0.52)	—	(0.23)	(0.00	) (9)	—
Total distributions	—		(0.65)	(0.08)	(0.38)	(0.18)		—
Net asset value, end of year/period	$15.25		$15.18	$13.52	$11.69	$13.39		$11.04
Total return (2)	0.46	% (3)	16.77%	16.41%	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (4)	$17		$17	$14	$12	$14		$11
Ratio of gross expenses to average net assets (5)(6)	4.02	% (7)	5.17%	19.40%	35.90%	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69	% (7)	0.69%	0.69%	0.69%	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.81	% (7)	0.78%	0.96%	1.13%	0.80%		0.82	% (7)
Portfolio turnover rate	68	% (3)	100%	53%	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$18.44		$18.63	$15.36	$16.76	$12.39	$11.76
Activity from investment operations:
Net investment income (1)	0.12		0.23	0.23	0.22	0.25	0.21
Net realized and unrealized gain/(loss) on investments	(1.13)		0.90	3.23	(0.94)	4.53	0.67
Total from investment operations	(1.01)		1.13	3.46	(0.72)	4.78	0.88
Less distributions from:
Net investment income	—		(0.22)	(0.19)	(0.17)	(0.20)	(0.01)
Net realized gains	—		(1.10)	—	(0.51)	(0.21)	(0.24)
Total distributions	—		(1.32)	(0.19)	(0.68)	(0.41)	(0.25)
Net asset value, end of year/period	$17.43		$18.44	$18.63	$15.36	$16.76	$12.39
Total return (2)	(5.48	)% (7)	5.68%	22.62%	(4.38)%	38.60%	7.51%
Net assets, at end of year/period (000s)	$30,674		$38,040	$27,965	$15,436	$10,648	$2,825
Ratio of gross expenses to average net assets (3)(4)	1.19	% (6)	1.04%	1.57%	1.99%	3.63%	5.62%
Ratio of net expenses to average net assets (4)	0.48	% (6)	0.48%	0.48%	0.48%	0.48%	0.54%
Ratio of net investment income to average net assets (4)(5)	1.35	% (6)	1.20%	1.42%	1.38%	1.53%	2.12%
Portfolio turnover rate	35	% (7)	96%	56%	59%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2025		December 31,		December 31,		December 31,	December 31,	December 31,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of year/period	$18.68		$18.87		$15.52		$16.91	$12.37	$11.75
Activity from investment operations:
Net investment income (1)	0.09		0.19		0.17		0.20	0.16	0.26
Net realized and unrealized gain/(loss) on investments	(1.13)		0.91		3.28		(0.92)	4.59	0.61
Total from investment operations	(1.04)		1.10		3.45		(0.72)	4.75	0.87
Less distributions from:
Net investment income	—		(0.19)		(0.10)		(0.16)	—	(0.01)
Net realized gains	—		(1.10)		—		(0.51)	(0.21)	(0.24)
Total distributions	—		(1.29)		(0.10)		(0.67)	(0.21)	(0.25)
Net asset value, end of year/period	$17.64		$18.68		$18.87		$15.52	$16.91	$12.37
Total return (2)	(5.57	)% (9)	5.46	% (7)	22.31	% (7)	(4.35)%	38.40%	7.43%
Net assets, at end of year/period (000s)	$6		$14		$6		$11	$18 (5)	$10
Ratio of gross expenses to average net assets (3)(4)	1.38	% (8)	1.27%		1.85%		1.54%	3.88%	5.87%
Ratio of net expenses to average net assets (4)	0.73	% (8)	0.73%		0.73%		0.73%	0.73%	0.79%
Ratio of net investment income to average net assets (4)(6)	1.03	% (8)	0.99%		1.07%		1.25%	1.28%	1.87%
Portfolio turnover rate	35	% (9)	96%		56%		59%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents actual net assets.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$11.67		$12.20	$11.26	$13.18	$13.16	$10.43
Activity from investment operations:
Net investment income (1)	0.13		0.30	0.29	0.14	0.12	0.09
Net realized and unrealized gain/(loss) on investments	1.42		— (6)	0.94	(1.92)	0.02	2.75
Total from investment operations	1.55		0.30	1.23	(1.78)	0.14	2.84
Less distributions from:
Net investment income	—		(0.44)	(0.29)	(0.14)	(0.12)	(0.09)
Net realized gains	—		(0.39)	—	—	—	—
Return of capital	—		—	—	—	—	(0.02)
Total distributions	—		(0.83)	(0.29)	(0.14)	(0.12)	(0.11)
Net asset value, end of year/period	$13.22		$11.67	$12.20	$11.26	$13.18	$13.16
Total return (2)	13.28	% (8)	2.47%	10.95%	(13.47)%	1.05%	27.20%
Net assets, at end of year/period (000s)	$55,871		$61,478	$102,227	$87,534	$104,565	$102,191
Ratio of gross expenses to average net assets (3)(4)	1.48	% (7)	1.35%	1.34%	1.36%	1.34%	1.38%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	2.13	% (7)	2.42%	2.46%	1.17%	0.91%	0.82%
Portfolio turnover rate	83	% (8)	72%	62%	115%	54%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$11.72		$12.24	$11.28	$13.21	$13.18	$10.46
Activity from investment operations:
Net investment income (1)	0.11		0.27	0.12	0.12	0.09	0.07
Net realized and unrealized gain/(loss) on investments	1.43		0.01	1.07	(1.93)	0.02	2.73
Total from investment operations	1.54		0.28	1.19	(1.81)	0.11	2.80
Less distributions from:
Net investment income	—		(0.41)	(0.23)	(0.12)	(0.08)	(0.06)
Net realized gains	—		(0.39)	—	—	—	—
Return of capital	—		—	—	—	—	(0.02)
Total distributions	—		(0.80)	(0.23)	(0.12)	(0.08)	(0.08)
Net asset value, end of year/period	$13.26		$11.72	$12.24	$11.28	$13.21	$13.18
Total return (2)	13.14	% (7)	2.25%	10.61%	(13.72)%	0.86%	26.78%
Net assets, at end of year/period (000s)	$1,722		$1,703	$2,659	$8,418	$9,217	$8,791
Ratio of gross expenses to average net assets (3)(4)	1.73	% (6)	1.61%	1.61%	1.61%	1.59%	1.63%
Ratio of net expenses to average net assets (4)	1.49	% (6)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	1.82	% (6)	2.16%	1.01%	0.99%	0.65%	0.60%
Portfolio turnover rate	83	% (7)	72%	62%	115%	54%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$14.25		$15.63	$13.60	$15.08	$13.71	$12.21
Activity from investment operations:
Net investment income (1)	0.05		0.22	0.12	0.12	0.01	0.05
Net realized and unrealized gain/(loss) on investments	1.14		1.12	2.06	(1.25)	2.18	2.24
Total from investment operations	1.19		1.34	2.18	(1.13)	2.19	2.29
Less distributions from:
Net investment income	—		(0.25)	(0.15)	(0.11)	(0.01)	(0.11)
Net realized gains	—		(2.47)	—	(0.24)	(0.81)	(0.68)
Total distributions	—		(2.72)	(0.15)	(0.35)	(0.82)	(0.79)
Net asset value, end of year/period	$15.44		$14.25	$15.63	$13.60	$15.08	$13.71
Total return (2)	8.35	% (8)	8.62%	16.05%	(7.50)%	16.19%	18.86	% (6)
Net assets, at end of year/period (000s)	$99,594		$108,561	$106,992	$116,352	$97,667	$74,289
Ratio of gross expenses to average net assets (3)(4)	1.37	% (7)	1.33%	1.33%	1.35%	1.36%	1.42%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.69	% (7)	1.36%	0.83%	0.83%	0.04%	0.40%
Portfolio turnover rate	225	% (8)	131%	70%	184%	95%	306%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$14.27		$15.65	$13.62	$15.09	$13.74	$12.25
Activity from investment operations:
Net investment income/(loss) (1)	0.03		0.17	0.08	0.08	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	1.15		1.12	2.06	(1.23)	2.19	2.25
Total from investment operations	1.18		1.29	2.14	(1.15)	2.16	2.26
Less distributions from:
Net investment income	—		(0.20)	(0.11)	(0.08)	—	(0.09)
Net realized gains	—		(2.47)	—	(0.24)	(0.81)	(0.68)
Total distributions	—		(2.67)	(0.11)	(0.32)	(0.81)	(0.77)
Net asset value, end of year/period	$15.45		$14.27	$15.65	$13.62	$15.09	$13.74
Total return (2)	8.27	% (8)	8.32%	15.73%	(7.66)%	15.92%	18.46	% (6)
Net assets, at end of year/period (000s)	$7,254		$6,873	$8,146	$10,375	$10,739	$9,616
Ratio of gross expenses to average net assets (3)(4)	1.62	% (7)	1.58%	1.58%	1.60%	1.62%	1.67%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets (4)(5)	0.48	% (7)	1.05%	0.58%	0.55%	(0.21)%	0.11%
Portfolio turnover rate	225	% (8)	131%	70%	184%	95%	306%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (“AMCMSF”), Acclivity Small Cap Value Fund (“ASCVF”), Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of AMCMSF was December 31, 2019, and AMCMSF commenced operations on January 2, 2020. The inception date of ASCVF was December 31, 2018, and ASCVF commenced operations on January 2, 2019. DIOF and DUOF commenced operations on December 30, 2011. DIOF and DUOF are “fund of funds” in that each Fund will generally invest in other investment companies. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments - The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Fund’s assets measured at fair value:

AMCMSF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,046,891	$—	$—	$4,046,891
Rights	—	—	10	10
Short-Term Investments	$941,045	—	—	941,045
Total	$4,987,936	$—	$10	$4,987,946

ASCVF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$30,547,018	$—	$—	$30,547,018
Rights	—	—	7,734	7,734
Short-Term Investments	$6,249,181	—	—	6,249,181
Total	$36,796,199	$—	$7,734	$36,803,933

DIOF
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,990,318	$—	$—	$54,990,318
Short-Term Investments	21,995,359	—	—	21,995,359
Total	$76,985,677	$—	$—	$76,985,677

DUOF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$102,561,141	$—	$—	$102,561,141
Short-Term Investment	31,921,364	—	—	31,921,364
Total	$134,482,505	$—	$—	$134,482,505

*	See each Fund’s Schedule of Investments for classification.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Mid Cap Fund:

Bristol-Meyers
	ABIOMED, Inc.	Squibb Company
Beginning Balance	$7	$1
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	—	2
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$7	$3

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Small Cap Fund:

	Pineapple Energy,	Resolute Forest
	Inc.	Products, Inc. - CVR
Beginning Balance	$3	$5,280
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	(3)	2,454
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$—	$7,734

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023, or expected to be taken in either Fund’s December 31, 2024 tax returns.

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
AMCMSF	$3,087,135	$3,597,311
ASCVF	11,688,737	16,359,758
DIOF	42,975,393	45,303,875
DUOF	240,638,177	261,663,641

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income, net of fees, is disclosed in the Funds’ Statements of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by AMCMSF, ASCVF, DIOF and DUOF. AMCMSF, ASCVF, DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, AMCMSF, ASCVF, DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

The following table represents financial instruments that are subject to enforceable netting arrangements as of June 30, 2025.

				Gross Amounts not Offset in the
				Statements of Assets and Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount	offset in the	Presented in the		Cash
	of Recognized	Statements of Assets	Statements of Assets	Financial	Collateral
	Assets	and Liabilities	and Liabilities	Instruments	Pledged	Net Amount
AMCMSF	$880,500	$—	$880,500	$880,500	$—	$880,500
ASCVF	$6,093,762	$—	$6,093,762	$6,093,762	$—	$6,093,762
DIOF	$19,620,249	$—	$19,620,249	$19,620,249	$—	$19,620,249
DUOF	$27,512,864	$—	$27,512,864	$27,512,864	$—	$27,512,864

The following table breaks out the holdings pledged as collateral as of June 30, 2025:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
AMCMSF
Mount Vernon Liquid Assets Portfolio	$880,500
$880,500
ASCVF
Mount Vernon Liquid Assets Portfolio	$6,093,762
$6,093,762
DIOF
Mount Vernon Liquid Assets Portfolio	$19,620,249
$19,620,249
DUOF
Mount Vernon Liquid Assets Portfolio	$27,512,864
$27,512,864

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an following annual rates of such Fund’s average daily net assets:

AMCMSF	0.35%
ASCVF	0.39%
DIOF	1.00%
DUOF	1.00%

For the six months ended June 30, 2025, the Adviser earned the following:

AMCMSF	$ 7,922
ASCVF	63,872
DIOF	278,781
DUOF	534,723

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
AMCMSF	0.44%	0.69%
ASCVF	0.48%	0.73%
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

For the six months ended June 30, 2025, the Adviser waived the following expenses:

AMCMSF	$ 75,275
ASCVF	115,447
DIOF	67,108
DUOF	68,115

The following amounts are subject to recapture by the Funds by the following dates:

	12/31/2025	12/31/2026	12/31/2027
AMCMSF	$139,862	$145,240	$148,928
ASCVF	$182,812	$206,945	$193,322
DIOF	$120,203	$102,045	$104,603
DUOF	$126,906	$117,206	$114,855

As of December 31, 2024, $142,515, 161,991, $118,488 and $122,993 in waived advisory fees expired unrecouped for AMCMSF, ASCVF, DIOF and DUOF, respectively.

Distributor - The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2025, pursuant to the Class N Plan, AMCMSF, ASCVF, DIOF and DUOF paid $0, $12, $2,122 and $8,508 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for DIOF during the six months ended June 30, 2025 with affiliated companies are as follows:

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/		Shares-End of	Dividends Credited
CUSIP	Description	Year/Period	Purchases	Sales Proceeds	Gain	(Depreciation)	Value-End of Year	Year/Period	to Income
35473P785	Franklin FTSE Germany ETF	$3,017,152	$—	$—	$—	$1,031,695	$4,048,847	120,789	$56,771
35473P728	Franklin FTSE Russia ETF	698	—	—	—	—	698	69,765	—
35473P694	Franklin FTSE Switzerland ETF*	3,080,242	16,834	1,001,263	45,190	349,475	2,490,478	65,646	54,289
	Total	$6,098,092			$45,190	$1,381,170	$6,540,023		$111,060

This security was not an affiliated company as of June 30, 2025.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
AMCMSF	$4,464,152	$597,685	$(73,891)	$523,794
ASCVF	36,423,591	3,723,400	(3,343,058)	$380,342
DIOF	71,085,615	8,783,054	(2,882,992)	$5,900,062
DUOF	121,436,124	13,098,003	(51,622)	$13,046,381

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2024 and December 31, 2023, and were as follows:

	For the period ended December 31, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AMCMSF	$143,898	$45,687	$—	$—	$189,585
ASCVF	874,538	1,724,760	—	—	2,599,298
DIOF	2,287,944	2,089,513	—	—	4,377,457
DUOF	2,822,304	16,343,005	—	—	19,165,309

	For the period ended December 31, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AMCMSF	$8,541	$—	$—	$—	$8,541
ASCVF	251,554	12,792	—	—	264,346
DIOF	2,405,180	—	—	—	2,405,180
DUOF	1,089,208	—	—	—	1,089,208

As of December 31, 2024, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary Tax-	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AMCMSF	$69,776	$3,810	$—	$—	$—	$—	$398,828	$472,414
ASCVF	691,590	—	—	—	—	—	2,722,996	3,414,586
DIOF	—	—	—	—	—	—	(717,088)	(717,088)
DUOF	—	46,359	1,366,468	—	—	—	13,688,256	15,101,083

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Innealta Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

At December 31, 2024, the Funds had no capital loss carry forwards for federal income tax purposes available to offset future capital gains. Capital loss carryforwards utilized by AMCMSF was as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
AMCMSF	$—	$—	$—	$33,754

During the fiscal period ended December 31, 2024, DIOF and ASCVF utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2024, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
AMCMSF	$—	$—
ASCVF	501,647	(501,647)
DIOF	1,045,668	(1,045,668)
DUOF	—	—

At December 31, 2024, the DIOF utilized capital loss carry forwards in the amount of $1,504,225.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, beneficial ownership in excess of 25% for the Funds is as follows:

	Beneficial Owner	% of Outstanding Shares
AMCMSF	Innealta Capital, LLC	33.7%
	NFS	29.8%
	Riomaggiore Investments, LLC	32.9%

ASCVF	Charles Schwab & Co.	28.1%
	NFS	43.8%

DIOF	LPL Financial	48.3%
	NFS	31.7%

DUOF	LPL Financial	28.7%
	NFS	25.7%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Innealta Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/25

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	9/5/25